19. Finance Leases (Details - present value) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Leases Details 1Abstract
Current liabilities	$ 891,305	$ 1,131,182	$ 921,634
Non-current liabilities	15,491,030	17,148,421	16,054,972
Total	$ 16,382,335	$ 18,279,603	$ 16,976,606